Other investments	6 Months Ended
Jun. 30, 2026
Other Investments [Abstract]
Other investments	Other investments

	June 30, 2026	December 31, 2025
(in $ millions)	$	$
Non-current investments
Time deposits	156	261
Debt investments – at FVTPL	544	240
Debt investments – at FVOCI	375	132
Debt investments – at amortized cost	129	—
Equity investments – at FVTPL	272	390
	1,476	1,023
Current investments
Time deposits	899	1,296
Debt investments – at FVTPL	1,308	1,082
Debt investments – at FVOCI	864	22
Debt investments – at amortized cost	370	971
	3,441	3,371
	4,917	4,394
Time deposits
These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.